INVESTMENT IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN ASSOCIATES AND JOINT VENTURES
The following table presents the ownership interest and carrying values of Brookfield Infrastructure’s investments in associates and joint ventures:

	Name of entity	Ownership and Voting Interest		Carrying Value
US$ MILLIONS		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Brazilian toll road(1),(2)	Arteris S.A.	45%	49%	$1,715	$1,505
North American natural gas transmission operation(3),(4)	Natural Gas Pipeline of America LLC	50%	50%	1,013	806
Chilean electricity transmission operation(5)	Transelec S.A., held through ETC Transmission Holdings, S.L.	28%	28%	930	699
European telecommunications infrastructure operations	TDF Infrastructure SAS	21%	21%	614	536
Brazilian rail business	VLI S.A.	11%	11%	436	376
Australian ports operation(6)	Patrick Terminals, held through PTH No 1 Pty Ltd	13%	13%	191	181
Other(7)		11%-50%	11%-50%	673	624
Total				$5,572	$4,727
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2017	2016
Balance at beginning of year	$4,727	$2,973
Share of earnings for the year(3)	118	248
Foreign currency translation and other	167	219
Share of other comprehensive income	183	225
Distributions	(66)	(46)
Disposition of interest(1)	(177)	—
Acquisitions(2),(4),(5)	620	1,108
Balance at end of year	$5,572	$4,727
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(1)
In August 2017, Brookfield Infrastructure, alongside institutional partners and a Brookfield-sponsored infrastructure fund, reorganized the holding entities of its investment in the Brazilian toll road operation. This transaction resulted in no gain or loss being recorded within the Consolidated Statements of Operating Results. The reorganization resulted in Brookfield Infrastructure no longer consolidating an 8% interest of the investment attributable to an institutional partner. The reorganization concurrently reduced the investments in associates and joint venture and non-controlling interest partnership capital balances by $177 million during the third quarter of 2017.

(2)
Throughout 2017, Brookfield Infrastructure, alongside an institutional partner, injected $349 million into the Brazilian toll road operation for growth capital expenditure requirements increasing our partnership’s ownership interest to 45%.

(3)	Share of earnings for the year ended December 31, 2016 includes $195 million of non-recurring gains primarily related to our transport and energy operations.

(4)
In May 2017, Brookfield Infrastructure and its partner in its North American natural gas transmission operation each injected $200 million into the business to pay down operating level debt. A similar transaction was completed in April 2016 by Brookfield Infrastructure and its partner in the amount of $312 million.

(5)
During December 2017, our partnership signed an agreement to sell our ownership in ETC Transmission Holdings. Completion of this transaction is subject to certain closing conditions, third party consents and regulatory approvals.

(6)
In August 2016, Brookfield Infrastructure expanded its ports operations in Australia as it acquired an effective 13% interest in PTH No 1 Pty Ltd (“Patrick”) through a Brookfield-sponsored infrastructure fund, alongside institutional partners, for total consideration of $202 million. The Brookfield consortium maintains 50% of the voting rights of Patrick in a joint venture with Qube Holdings Limited, along with its institutional partners. Brookfield Infrastructure has joint control through its position in the business. Accordingly, Brookfield Infrastructure equity accounts for the entity.

(7)
Other includes our partnership’s Texas electricity transmission project, Brazil electricity transmission operation, European port operation, North American west coast container terminal, U.S. gas storage operation and other investments in associates and joint ventures held through consolidated subsidiaries.

The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

	As at December 31, 2017
	Total							Attributable to
US$ MILLIONS	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$304	$5,769	$6,073	$602	$2,102	$2,704	$3,369	$1,654	$1,715
North American natural gas transmission operation	139	4,741	4,880	139	2,716	2,855	2,025	1,012	1,013
Chilean electricity transmission operation	280	7,122	7,402	181	3,874	4,055	3,347	2,417	930
European telecommunications infrastructure operation	464	6,281	6,745	561	2,968	3,529	3,216	2,602	614
Brazilian rail business	743	6,131	6,874	515	2,405	2,920	3,954	3,518	436
Australian ports operation	198	2,281	2,479	24	1,332	1,356	1,123	932	191
Other	694	5,228	5,922	865	2,291	3,156	2,766	2,093	673
Total	$2,822	$37,553	$40,375	$2,887	$17,688	$20,575	$19,800	$14,228	$5,572

	As at December 31, 2016
	Total							Attributable to
US$ MILLIONS	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$263	$4,977	$5,240	$823	$1,665	$2,488	$2,752	$1,247	$1,505
North American natural gas transmission operation	122	5,767	5,889	1,353	2,925	4,278	1,611	805	806
Chilean electricity transmission operation	221	5,519	5,740	142	3,234	3,376	2,364	1,665	699
European telecommunications infrastructure operation	328	5,437	5,765	443	2,528	2,971	2,794	2,258	536
Brazilian rail business	460	5,265	5,725	674	1,645	2,319	3,406	3,030	376
Australian ports operation	171	2,166	2,337	66	1,229	1,295	1,042	861	181
Other	360	4,378	4,738	515	1,827	2,342	2,396	1,772	624
Total	$1,925	$33,509	$35,434	$4,016	$15,053	$19,069	$16,365	$11,638	$4,727
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2017, 2016, and 2015:

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$928	$95	$(39)	$56	$19	$37
North American natural gas transmission operation	681	15	(1)	14	7	7
Chilean electricity transmission operation	441	37	806	843	609	234
European telecommunications infrastructure operation	783	58	435	493	409	84
Brazilian rail business	1,409	56	490	546	486	60
Australian ports operation	418	19	78	97	80	17
Other	1,809	98	(19)	79	55	24
Total	$6,469	$378	$1,750	$2,128	$1,665	$463

	Year ended December 31, 2016
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$766	$185	$382	$567	$275	$292
North American natural gas transmission operation	573	133	5	138	69	69
Chilean electricity transmission operation	433	38	217	255	184	71
European telecommunications infrastructure operation	767	121	376	497	393	104
Brazilian rail business	1,024	70	976	1,046	931	115
Australian ports operation	164	(31)	(81)	(112)	(97)	(15)
Other	1,091	54	280	334	278	56
Total	$4,818	$570	$2,155	$2,725	$2,033	$692

	Year ended December 31, 2015
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$758	$(12)	$(1,118)	$(1,130)	$(778)	$(352)
North American natural gas transmission operation	522	(29)	—	(29)	(19)	(10)
Chilean electricity transmission operation	432	75	(145)	(70)	(51)	(19)
European telecommunications infrastructure operation	579	62	72	134	104	30
Brazilian rail business	1,074	136	(668)	(532)	(474)	(58)
Other	947	94	212	306	241	65
Total	$4,312	$326	$(1,647)	$(1,321)	$(977)	$(344)

As at December 31, 2017 and 2016, none of the associates or joint ventures have quoted prices in an active market.
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2017, 2016, and 2015:

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$345	$(1,046)	$800	$99	$57	$42
North American natural gas transmission operation	258	(169)	(79)	10	5	5
Chilean electricity transmission operation	256	(240)	14	30	22	8
European telecommunications infrastructure operation	338	(226)	(58)	54	43	11
Brazilian rail business	472	(458)	292	306	272	34
Australian ports operation	80	(15)	(22)	43	40	3
Other	284	(729)	538	93	80	13
Total	$2,033	$(2,883)	$1,485	$635	$519	$116

	Year ended December 31, 2016
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$249	$(491)	$212	$(30)	$(19)	$(11)
North American natural gas transmission operation	163	(170)	2	(5)	(2)	(3)
Chilean electricity transmission operation	273	(207)	(27)	39	28	11
European telecommunications infrastructure operation	325	(323)	(83)	(81)	(64)	(17)
Brazilian rail business	337	(780)	272	(171)	(152)	(19)
Australian ports operation	15	(391)	433	57	47	10
Other	142	(229)	71	(16)	(15)	(1)
Total	$1,504	$(2,591)	$880	$(207)	$(177)	$(30)

	Year ended December 31, 2015
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Brazilian toll road	$194	$(534)	$59	$(281)	$(194)	$(87)
North American natural gas transmission operation	98	(157)	10	(49)	(32)	(17)
Chilean electricity transmission operation	274	(122)	(197)	(45)	(32)	(13)
European telecommunications infrastructure operation	253	(101)	(19)	133	106	27
Brazilian rail business	309	(929)	588	(32)	(29)	(3)
Other	154	(89)	(36)	29	18	11
Total	$1,282	$(1,932)	$405	$(245)	$(163)	$(82)